Financial - risk management objectives and policies - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial - risk management objectives and policies
Lease liabilities	$ 12,953	$ 5,779
Total	$ 35,071	$ 179,417